Share-based Payment Expense - Summary of Movement and Options Outstanding Under Share Option Schemes (Parenthetical) (Detail) - Share Option Schemes Excluding Savings Related Share Option Schemes [member]
12 Months Ended
	Dec. 31, 2021 yr € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price	€ 42.10	€ 31.70	€ 29.10
Description of option Life share options granted | yr	10
Exercise price of outstanding share options	€ 16.19	€ 16.19	€ 16.19